Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	$1,000	$ 988,968
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,000,000)		$ 988,968

Tax-Exempt Municipal Obligations — 101.9%
Security	Principal Amount (000's omitted)	Value
Education — 10.3%
East Carolina University, NC, 3.25%, 10/1/37	$60	$ 58,416
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	3,805	3,994,182
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,215	1,219,024
5.00%, 7/1/42	1,925	1,938,921
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/48	800	812,660
North Carolina Central University, 3.00%, 10/1/34	150	145,758
North Carolina State University at Raleigh, 4.00%, 10/1/46	705	691,257
University of North Carolina at Chapel Hill:
5.00%, 12/1/45(1)	250	272,462
5.00%, 12/1/50(1)	4,000	4,279,015
5.00%, 12/1/55(1)	4,250	4,514,301
University of North Carolina at Charlotte, 5.00%, 10/1/47	4,975	5,067,360
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	913,471
Western Carolina University, NC:
4.00%, 4/1/50	430	405,655
5.00%, 10/1/36	940	975,160
		$ 25,287,642
Electric Utilities — 5.5%
Fayetteville, NC, Public Works Commission Revenue:
4.00%, 3/1/46	$2,305	$ 2,233,555
4.00%, 3/1/47	2,050	1,977,366
4.50%, 3/1/49	1,820	1,842,851
5.00%, 3/1/46	2,535	2,681,740
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	$4,600	$ 4,754,129
5.00%, 12/1/46	135	142,169
		$ 13,631,810
Escrowed/Prerefunded — 0.4%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,043,552
		$ 1,043,552
General Obligations — 7.9%
Asheville, NC, 2.00%, 6/1/33	$150	$ 137,137
Brunswick County, NC, 4.00%, 8/1/37	70	73,177
Burlington, NC, 5.00%, 8/1/35	245	291,242
Charlotte, NC, 5.00%, 7/1/33	2,345	2,735,724
Concord, NC, 4.00%, 9/1/41	1,050	1,078,399
Huntersville, NC:
4.00%, 12/1/41	865	893,662
4.00%, 12/1/42	1,275	1,302,728
4.00%, 12/1/43	1,220	1,227,853
4.00%, 12/1/44	1,075	1,072,632
Johnston County, NC:
4.00%, 2/1/40	765	784,790
4.00%, 2/1/41	1,075	1,102,157
Lee County, NC:
4.00%, 10/1/38	620	640,631
4.00%, 10/1/39	405	416,844
4.00%, 10/1/43	640	634,775
Puerto Rico:
5.625%, 7/1/29	1,000	1,061,745
5.75%, 7/1/31	750	826,190
Wake County, NC, 5.00%, 4/1/39	2,500	2,874,582
Wake Forest, NC:
4.00%, 9/1/39	70	73,039
4.00%, 9/1/40	315	327,087
4.00%, 9/1/41	40	41,292
4.00%, 9/1/42	945	965,024
4.00%, 9/1/43	905	911,314
		$ 19,472,024
Hospital — 13.2%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 2.85%, 1/15/48(2)	$4,000	$ 4,000,000

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 2.85%, 1/15/37(2)	$4,000	$ 4,000,000
(SPA: JPMorgan Chase Bank, N.A.), 2.85%, 1/15/38(2)	1,000	1,000,000
Nash Health Care Systems, NC, 5.50%, 2/1/44	965	1,044,554
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/41	2,000	2,192,170
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/49	2,665	2,411,282
(SPA: JPMorgan Chase Bank, N.A.), 2.90%, 11/1/34(3)	4,400	4,400,000
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,500	2,699,169
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	6,800	7,615,865
(SPA: TD Bank, N.A.), 2.76%, 2/1/29(3)	1,250	1,250,000
(SPA: TD Bank, N.A.), 2.85%, 2/15/31(2)	1,900	1,900,000
		$ 32,513,040
Housing — 6.6%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$605	$ 602,412
(Liq: TD Bank, N.A.), 2.85%, 1/1/50(2)	1,000	1,000,000
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,165	1,092,610
(FHLMC), (FNMA), (GNMA), 2.45%, 7/1/34	380	341,543
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,443,717
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,875	1,857,526
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,240	2,245,369
(FHLMC), (FNMA), (GNMA), 4.15%, 7/1/40	1,000	1,008,753
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	575	580,563
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.85%, 7/1/49(2)	1,060	1,060,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,975	1,998,625
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,043,349
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	245	250,323
Wilmington Housing Authority, NC, (Brand Avenue Flats LLC), 2.95% to 5/1/28 (Put Date), 5/1/44	1,775	1,768,869
		$ 16,293,659
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.6%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	$1,500	$ 1,499,928
		$ 1,499,928
Insured - Education — 0.1%
East Carolina University, NC, (BAM), 4.125%, 10/1/43	$145	$ 147,137
University of North Carolina, (AG), 5.00%, 10/1/33	35	35,017
		$ 182,154
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,349,517
		$ 1,349,517
Insured - Transportation — 6.0%
Greater Asheville Regional Airport Authority, NC:
(AG), (AMT), 5.00%, 7/1/27	$220	$ 226,207
(AG), (AMT), 5.00%, 7/1/29	1,000	1,063,585
(AG), (AMT), 5.25%, 7/1/48	2,500	2,581,860
(AG), (AMT), 5.50%, 7/1/47	2,000	2,100,627
(AG), (AMT), 5.50%, 7/1/52	1,820	1,899,531
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	6,500	4,738,789
(AG), 5.00%, 1/1/39	1,200	1,217,352
(AG), 5.00%, 1/1/58	1,000	1,030,850
		$ 14,858,801
Lease Revenue/Certificates of Participation — 11.7%
Ashe County, NC, 5.00%, 6/1/42	$325	$ 352,526
Cabarrus County, NC, 5.00%, 8/1/42	2,190	2,397,041
Charlotte, NC, Certificates of Participation:
3.00%, 6/1/36	1,260	1,207,971
4.00%, 12/1/37	1,185	1,204,272
Dare County, NC:
5.00%, 6/1/33	275	318,878
5.00%, 6/1/34	50	58,598
Henderson County, NC:
4.00%, 10/1/43	575	572,473
4.125%, 10/1/44	190	189,456
5.00%, 10/1/37	595	687,652
5.00%, 10/1/41	575	640,317
Mooresville, NC:
5.00%, 10/1/43	1,275	1,390,265

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Mooresville, NC: (continued)
5.00%, 10/1/45	$670	$ 721,522
North Carolina, 5.00%, 5/1/33	1,200	1,396,240
Onslow County, NC:
5.00%, 12/1/32	450	516,815
5.00%, 12/1/33	675	784,945
5.00%, 12/1/34	625	732,055
5.00%, 12/1/35	140	163,179
5.00%, 12/1/36	300	346,738
Orange County, NC, 5.00%, 10/1/42	780	863,350
Raleigh, NC:
5.00%, 10/1/36	200	234,918
5.00%, 10/1/37	395	459,049
5.00%, 10/1/38	650	748,612
5.25%, 10/1/41	340	389,237
5.25%, 10/1/42	675	763,316
5.25%, 10/1/43	600	672,134
5.25%, 10/1/44	500	555,240
Sampson County, NC:
5.00%, 12/1/33(1)	800	915,743
5.00%, 12/1/34(1)	610	705,328
5.00%, 12/1/35(1)	375	436,187
Wake County, NC:
4.00%, 3/1/37	1,910	1,984,218
5.00%, 5/1/41	840	939,861
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,106,660
Winston-Salem, NC:
4.00%, 6/1/43(1)	1,100	1,104,800
4.00%, 6/1/44(1)	500	500,522
4.00%, 6/1/45(1)	295	293,270
5.00%, 6/1/34	690	810,935
5.00%, 6/1/40(1)	250	282,086
5.00%, 6/1/41(1)	400	446,538
5.00%, 6/1/42(1)	225	248,937
5.00%, 6/1/43	500	541,557
		$ 28,683,441
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,526,503
		$ 1,526,503
Senior Living/Life Care — 8.0%
North Carolina Medical Care Commission, (Carol Woods), 5.25%, 12/1/50	$1,975	$ 2,030,810
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,024,047
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	900	761,709
5.00%, 9/1/44	1,260	1,259,942
5.00%, 9/1/49	1,095	1,068,221
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	410,049
5.50%, 9/1/44	1,935	1,980,749
North Carolina Medical Care Commission, (Pennybyrn at Maryfield):
5.00%, 10/1/35	565	597,851
5.00%, 10/1/36	245	256,395
5.00%, 10/1/50	2,000	1,831,449
5.375%, 10/1/45	810	820,572
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	1,028,579
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	645	589,875
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	512,130
5.00%, 1/1/38	1,000	1,017,075
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/50(1)	425	424,138
5.125%, 10/1/45(1)	535	549,105
5.125%, 10/1/54	2,490	2,494,483
		$ 19,657,179
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)(4)	$350	$ 371,736
5.00%, 9/1/38(4)	200	204,201
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,001,648
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,954,146
		$ 4,531,731
Student Loan — 1.3%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/43	$1,290	$ 1,343,569
(AMT), 5.00%, 6/1/45	1,765	1,849,375
		$ 3,192,944

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 8.1%
Charlotte, NC, 5.25%, 7/1/55	$2,240	$ 2,416,717
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/41	965	1,054,847
5.00%, 7/1/47	5,000	5,052,488
(AMT), 5.00%, 7/1/42	1,000	1,009,599
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,550	2,534,863
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,585,195
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 2.76%, 5/1/36(3)	2,785	2,785,000
(AMT), 5.00%, 5/1/35	2,200	2,352,953
		$ 19,791,662
Water and Sewer — 19.2%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 541,039
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,165	2,134,993
5.00%, 4/1/42	400	440,257
5.00%, 4/1/43	675	735,651
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,475	6,597,882
4.00%, 7/1/52	2,800	2,750,728
5.00%, 7/1/49	860	915,138
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	1,665	1,485,809
4.00%, 8/1/43	805	810,575
4.00%, 8/1/44	655	653,545
4.00%, 8/1/49	2,905	2,815,861
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,160	3,134,865
4.00%, 2/1/44	390	381,756
4.00%, 6/1/45	620	601,693
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	3,750	3,996,919
Hendersonville, NC, Water and Sewer System Revenue:
5.00%, 6/1/32	230	261,969
5.00%, 6/1/39	50	56,798
High Point, NC, Combined Water and Sewer System Revenue, 4.125%, 11/1/41	255	263,005
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	775	838,300
Mebane, NC, Combined Utilities Revenue, 4.00%, 8/1/49	2,275	2,201,875
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Onslow Water and Sewer Authority, NC:
4.00%, 12/1/49	$605	$ 585,423
5.00%, 12/1/48	1,100	1,155,424
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/43	25	24,800
4.00%, 6/1/44	2,000	1,962,362
4.00%, 6/1/45	100	97,828
4.125%, 6/1/50	790	764,627
5.00%, 6/1/39	500	563,756
5.00%, 6/1/40	750	835,784
5.00%, 6/1/41	750	827,668
5.00%, 6/1/42	1,000	1,092,279
5.00%, 6/1/42	185	203,751
5.00%, 6/1/43	1,015	1,098,596
5.00%, 6/1/43	100	109,041
5.00%, 6/1/50	1,135	1,201,953
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/37	5,000	5,014,059
		$ 47,156,009
Total Tax-Exempt Municipal Obligations (identified cost $247,378,211)		$250,671,596

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,542,569
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	929,038
		$ 2,471,607
Lease Revenue/Certificates of Participation — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 440,635

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 184,593
		$ 625,228
Total Taxable Municipal Obligations (identified cost $3,054,998)		$ 3,096,835
Total Investments — 103.5% (identified cost $251,433,209)		$254,757,399
Other Assets, Less Liabilities — (3.5)%		$ (8,711,949)
Net Assets — 100.0%		$246,045,450
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $575,937 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 988,968	$ —	$ 988,968
Tax-Exempt Municipal Obligations	—	250,671,596	—	250,671,596
Taxable Municipal Obligations	—	3,096,835	—	3,096,835
Total Investments	$ —	$254,757,399	$ —	$254,757,399
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.